Property and equipment, net - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,697	$ 3,909
Acquisitions	2,069	472
Acquisitions of subsidiaries	44
Adjustment of hyperinflation	32	144
Disposals/write-downs	(136)	(875)
Depreciation	(1,102)	(1,054)
Exchange rate effect	(605)	101
Ending balance	2,999	2,697
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,401
Ending balance	6,873	6,401
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,704)
Ending balance	(3,874)	(3,704)
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,105	1,431
Acquisitions	98	87
Acquisitions of subsidiaries	0
Adjustment of hyperinflation	0	0
Disposals/write-downs	(35)	(264)
Depreciation	(397)	(301)
Exchange rate effect	(182)	152
Ending balance	589	1,105
Leasehold Improvements [member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,560
Ending balance	2,039	2,560
Leasehold Improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,455)
Ending balance	(1,450)	(1,455)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	29	151
Acquisitions	0	8
Acquisitions of subsidiaries	0
Adjustment of hyperinflation	0	0
Disposals/write-downs	0	(120)
Depreciation	(4)	(21)
Exchange rate effect	(6)	11
Ending balance	19	29
Machinery and equipment [member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43
Ending balance	34	43
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14)
Ending balance	(15)	(14)
Furniture and Fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	288	408
Acquisitions	31	93
Acquisitions of subsidiaries	14
Adjustment of hyperinflation	0	1
Disposals/write-downs	(22)	(134)
Depreciation	(55)	(67)
Exchange rate effect	(51)	(13)
Ending balance	205	288
Furniture and Fixture [member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	606
Ending balance	505	606
Furniture and Fixture [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(318)
Ending balance	(300)	(318)
Computers and Peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,275	1,919
Acquisitions	1,940	284
Acquisitions of subsidiaries	30
Adjustment of hyperinflation	32	143
Disposals/write-downs	(79)	(357)
Depreciation	(646)	(665)
Exchange rate effect	(366)	(49)
Ending balance	2,186	1,275
Computers and Peripherals [member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,192
Ending balance	4,295	3,192
Computers and Peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,917)
Ending balance	$ (2,109)	$ (1,917)